Note 53 - Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions Abstract
Disclosure of Related Party Transactions

53. Related-party transactions

As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. These transactions are not relevant and are carried out under normal market conditions. As of December 31, 2020, 2019 and 2018 the following are the transactions with related parties:

53.1. Transactions with significant shareholders

As of December 31, 2020, 2019 and 2018, there were no shareholders considered significant (see Note 26).

53.2 Transactions with BBVA Group entities

The balances of the main captions in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	2020	2019	2018
Assets
Loans and advances to credit institutions	148	26	132
Loans and advances to customers	1.743	1.682	1.866
Liabilities
Deposits from credit institutions	-	3	2
Customer deposits	791	453	521
Memorandum accounts
Financial guarantees given	132	166	152
Other contingent commitments given	1.400	1.042	1.358
Loan commitments given	11	106	78

The balances of the main aggregates in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	2020	2019	2018
Income statement
Interest and other income	20	19	55
Interest expense	1	1	2
Fee and commission income	5	4	5
Fee and commission expense	34	53	48

There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the derivatives transactions arranged by BBVA Group with these entities, associates and joint ventures.

In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying consolidated financial statements.

53.3. Transactions with members of the Board of Directors and Senior Management

The amount and nature of the transactions carried out with members of the Board of Directors and Senior Management of BBVA, as well as their respective related parties is given below. All of these transactions belong to the Bank's normal course of business, are not material and have being carried out under normal market conditions.

As of December 31, 2020, there were no loans or credits granted by the Group’s entities to the members of the Board of Directors. As of December 2019 and 2018, the amount availed against the loans and credits granted by the Group’s entities to the members of the Board of Directors amounted to €607 and €611 thousand, respectively. On those same dates, there were no loans or credits granted to parties related to the members of the Board of Directors.

As of December 31, 2020, 2019 and 2018, the amount availed against the loans granted by the Group’s entities to the members of Senior Management (excluding executive directors) amounted to €5,349, €4,414 and €3,783 thousand, respectively. On those same dates, the amount availed against the loans granted by the Group’s entities to parties related to members of Senior Management amounted to €580, €57 and €69 thousand, respectively.

As of December 31, 2020, 2019 and 2018 no guarantees had been granted to any member of the Board of Directors or their related parties.

The amount availed against guarantees arranged with members of Senior Management as of December 31, 2020, 2019 and 2018 amounted to €10, €10, and €38 thousand, respectively.

As of December 31, 2020 and 2019, the amount availed against guarantees and commercial loans arranged with parties related to the members of the Bank’s Board of Directors and Senior Management amounted to €25 thousand, on both dates. As of December 31, 2018, no guarantees and commercial loans have been granted to parties related to the members of Senior Management.

The information on the remuneration of the members of the BBVA Board of Directors and Senior Management is included in Note 54.

53.4. Transactions with other related parties

As of December 31, 2020, 2019 and 2018, the Group has not carried out operations with other related parties that do not belong to the line of business or ordinary traffic of its activity, that are not carried out under normal market conditions and that are not of low relevance; understanding by such those whose information is not necessary to give the true image of the assets, the financial situation and the results, consolidated, of the BBVA Group.